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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-05597
Invesco Municipal Income Opportunities Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia	30309

(Address of principal executive offices)	(Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 5/31/11

Item 1. Schedule of Investments.

Invesco Municipal Income Opportunities Trust
Quarterly Schedule of Portfolio Holdings
May 31, 2011

invesco.com/us                MS-CE-MIOPP-QTR-1   05/11                Invesco Advisers, Inc.

Schedule of Investments
May 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—104.75%

Alabama—0.95%
Colbert (County of) Northwest Alabama Health Care Authority; Series 2003, Health Care Facilities RB	5.75%	06/01/27	$1,000	$950,850
Huntsville-Redstone Village (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facilities RB	5.50%	01/01/43	370	265,020

				1,215,870

Arizona—2.67%
Pima (County of) Industrial Development Authority (Constellation Schools); Series 2008, Lease RB	7.00%	01/01/38	1,225	1,118,217
Pima (County of) Industrial Development Authority (Global Water Resources LLC); Series 2007, Water & Wastewater RB (a)	6.55%	12/01/37	800	706,432
Pima (County of) Industrial Development Authority (Noah Webster Basic Schools); Series 2004 A, Education RB	6.00%	12/15/24	500	474,685
Pinal (County of) Electrical District No. 4; Series 2008, Electrical System RB	6.00%	12/01/38	660	635,111
Quechan Indian Tribe of Fort Yuma (Indian Reservation California and Governmental Projects); Series 2008, RB	7.00%	12/01/27	530	493,987

				3,428,432

California—6.10%
Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB	7.63%	01/01/40	335	342,722
Bakersfield (City of); Series 2007 A, Wastewater RB (INS-AGM) (b)(c)	5.00%	09/15/32	390	395,324
California (County of) Tobacco Securitization Agency (Gold Country); Series 2006 CAB, RB (d)	0.00%	06/01/33	1,680	147,470
California (State of) Municipal Finance Authority (High Tech High); Series 2008 A, Educational Facility RB (e)	5.88%	07/01/28	335	298,063
California (State of) Statewide Communities Development Authority (Aspire Public Schools); Series 2010, School Facility RB	6.38%	07/01/45	400	378,288
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.50%	11/01/38	1,000	838,250
California (State of) Statewide Communities Development Authority (Thomas Jefferson School of Law); Series 2008 A, RB	7.25%	10/01/38	200	202,746
Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB	7.00%	08/01/32	400	415,264
Daly (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier RB	6.50%	12/15/47	985	827,755
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/47	2,850	1,772,785
Riverside (County of) Redevelopment Agency (Mid County Redevelopment); Series 2010 C, Tax Allocation RB	6.25%	10/01/40	400	352,920
Sacramento (County of) Community Facilities District No. 05-2 (North Vineyard Station No. 1); Series 2007 A, Special Tax Bonds	6.00%	09/01/37	400	310,200
San Francisco (City of) Redevelopment Financial Authority (Mission Bay South); Series 2011 D, Tax Allocation, RB	7.00%	08/01/41	560	573,339
Southern California Logistics Airport Authority; Series 2008 A, Sub. Tax Allocation CAB RB (d)	0.00%	12/01/44	7,235	356,613
Union (City of) Communities Redevelopment Agancy; Series 2011, Tax Allocation RB	6.88%	12/01/33	600	620,388

				7,832,127

Colorado—2.77%
Colorado (State of) Health Facilities Authority (Christian Living Communities);
Series 2006 A, RB	5.75%	01/01/37	600	513,768
Series 2009 A, RB	9.00%	01/01/34	500	526,190
Colorado (State of) Housing & Finance Authority; Series 1998 D-2, RB (a)	6.35%	11/01/29	220	234,995
Colorado (State of) Regional Transportation District (Denver Transit Partners); Series 2010, Private Activity RB	6.00%	01/15/41	400	401,080
Copperleaf Metropolitan District No. 2; Series 2006, Limited Tax GO Bonds	5.95%	12/01/36	1,000	680,950
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado—(continued)
Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS-SGI) (c)	5.00%	12/01/35	$250	$200,715
Montrose (County of) Memorial Hospital; Series 2003, RB	6.00%	12/01/33	400	377,428
Northwest Metropolitan District No. 3; Series 2005, Limited Tax GO Bonds	6.25%	12/01/35	800	617,792

				3,552,918

Connecticut—0.75%
Georgetown (City of) Special Taxing District; Series 2006 A, Unlimited Tax GO Bonds (e)(f)	5.13%	10/01/36	1,970	964,532

District of Columbia—0.92%
District of Columbia (Cesar Chavez Charter School); Series 2011, RB	7.88%	11/15/40	400	403,096
District of Columbia; Series 2009 B, Ref. Sec. Income Tax RB (b)	5.00%	12/01/25	540	593,568
Metropolitan Washington Airports Authority (Caterair International Corp.); Series 1991, Special Facility RB (a)	10.13%	09/01/11	180	179,417

				1,176,081

Florida—15.51%
Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.25%	11/15/17	500	465,960
Series 2007, IDR	5.88%	11/15/36	800	615,256
Series 2007, IDR	5.88%	11/15/42	400	298,968
Beacon Lakes Community Development District; Series 2003 A, Special Assessment Bonds	6.90%	05/01/35	1,725	1,643,615
Bellalago Educational Facilities Benefit District; Series 2004 B, Capital Improvement Special Assessment RB	5.80%	05/01/34	900	747,297
Brevard (County of) Health Facilities Authority (Buena Vida Estates, Inc.); Series 2008, Residential Care Facility RB	6.75%	01/01/37	635	577,431
Broward (County of) (Civic Arena); Series 2006 A, Ref. Professional Sports Facilities Tax RB (INS-AGM/AMBAC) (b)(c)	5.00%	09/01/23	2,960	3,110,901
Escambia (County of) (Pensacola Care Development Centers);
Series 1989, RB	10.25%	07/01/11	1,015	1,016,695
Series 1989 A, Unlimited Tax GO Bonds	10.25%	07/01/11	235	235,392
Florida (State of) Development Finance Corp. (Renaissance Charter School, Inc.); Series 2010 A, Educational Facilities RB	6.00%	09/15/40	400	346,884
Lee (County of) Industrial Development Authority (County Community Charter Schools, LLC); Series 2007 A, RB	5.38%	06/15/37	1,000	772,280
Lee (County of) Industrial Development Authority (Cypress Cove Health Park); Series 1997 A, Health Care Facilities RB	6.38%	10/01/25	400	304,940
Mid-Bay Bridge Authority; Series 2011 A, Springing Lien RB	7.25%	10/01/40	400	405,336
Midtown Miami Community Development District; Series 2004 A, Special Assessment RB	6.25%	05/01/37	1,000	950,820
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.);
Series 2005, Ref. Health Care Facility RB	5.70%	07/01/26	500	434,040
Series 2007, First Mortgage RB	5.50%	07/01/32	2,000	1,615,480
Orange (County of) Health Facilities Authority (Westminster Community Care); Series 1999, RB	6.75%	04/01/34	1,000	917,970
Pinellas (County of) Health Facilities Authority (The Oaks of Clearwater); Series 2004, Health Care Facilities RB	6.25%	06/01/34	600	605,094
Renaissance Commons Community Development District; Series 2005 A, Special Assessment RB	5.60%	05/01/36	920	724,941
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB (b)	5.00%	08/15/32	2,860	2,837,635
St. Johns (County of) Industrial Development Authority (Presbyterian Retirement Communities); Series 2010 A, RB	6.00%	08/01/45	400	374,720
Tolomato Community Development District;
Series 2007, Special Assessment RB	6.55%	05/01/27	600	392,394
Series 2007 A, Special Assessment RB	5.25%	05/01/39	485	293,280
University Square Community Development District; Series 2007 A-1, Capital Improvement RB	5.88%	05/01/38	250	213,180

				19,900,509

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia—1.31%
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	7.38%	01/01/31	$400	$407,264
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.60%	01/01/30	1,000	956,580
Clayton (County of) Development Authority (Delta Air Lines, Inc.); Series 2009 B, Special Facilities RB (a)	9.00%	06/01/35	300	322,671

				1,686,515

Hawaii—2.53%
Hawaii (State of) Department of Budget & Finance (15 Craigside); Series 2009 A, Special Purpose RB	8.75%	11/15/29	400	435,412
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Company); Series 2009, Special Purpose RB	6.50%	07/01/39	400	402,492
Hawaii (State of) Department of Budget & Finance (Kahala Nui); Series 2003 A, Special Purpose RB	8.00%	11/15/33	1,000	1,048,260
Hawaii (State of); Series 2008 DK, GO Bonds (b)	5.00%	05/01/23	1,220	1,365,619

				3,251,783

Idaho—0.59%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	915	760,365

Illinois—11.07%
Bolingbrook (Village of) (Forest City); Series 2005, Special Services Area No. 1 Special Tax Bonds	5.90%	03/01/27	750	605,085
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/24	1,000	662,450
Chicago (City of) (Lakeshore East); Series 2003, Special Assessment Improvement Bonds	6.75%	12/01/32	1,999	1,954,282
Chicago (City of) Increment Revenue Series 2011 C, COP	7.13%	05/01/25	430	430,774
Cook (County of) Finance Authority (Navistar International Corp.); Series 2010, Recovery Zone Facility RB	6.50%	10/15/40	280	287,860
Illinois (State of) Finance Authority (Elmhurst Memorial Healthcare); Series 2008 A, RB	5.63%	01/01/37	480	429,576
Illinois (State of) Finance Authority (Friendship Village of Schaumburg); Series 2010, RB	7.00%	02/15/38	580	543,495
Illinois (State of) Finance Authority (Kewanee Hospital); Series 2006, RB	5.00%	08/15/26	400	332,048
Illinois (State of) Finance Authority (Luther Oaks); Series 2006 A, RB	6.00%	08/15/39	1,000	773,590
Illinois (State of) Finance Authority (Montgomery Place); Series 2006 A, RB	5.75%	05/15/38	800	651,496
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 A, RB	8.25%	05/15/45	400	395,036
Illinois (State of) Finance Authority (Smith Crossing); Series 2003 A, Health Facilities RB	7.00%	11/15/32	800	726,104
Illinois (State of) Finance Authority (The Admiral at the Lake); Series 2010 A, RB	7.25%	05/15/20	400	388,736
Illinois (State of) Finance Authority (The Landing at Plymouth Place); Series 2005 A, RB	6.00%	05/15/37	1,000	808,350
Illinois (State of) Financial Authority (Dekalb-Northern Student Housing); Series 2011, RB	6.88%	10/01/43	400	404,132
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010 A, Dedicated State Tax RB (b)	5.50%	06/15/50	390	381,112
Series 2010 B, Ref. CAB RB (INS-AGM) (c)(d)	0.00%	06/15/43	4,000	515,240
Illinois (State of) Toll Highway Authority; Series 2008 B, RB (b)	5.50%	01/01/33	1,200	1,231,560
Long Grove (Village of) (Sunset Grove); Series 2010, Limited Obligation Tax Increment Allocation RB	7.50%	01/01/30	400	376,740
Pingree Grove (Village of) Special Service Area No. 7 (Cambridge Lakes); Series 2006-1, Special Tax Bonds	6.00%	03/01/36	992	858,308
United City of Yorkville (City of) (Cannonball/Beecher Road); Series 2007, Special Tax Bonds	5.75%	03/01/28	985	877,891
Will-Kankakee Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (a)	7.00%	12/01/42	650	572,942

				14,206,807

Indiana—1.02%
Crown Point (City of) (Wittenberg Village); Series 2009 A, Economic Development RB	8.00%	11/15/39	400	403,388
Indiana (State of) Finance Authority (King’s Daughters Hospital & Health Services); Series 2010, Hospital RB	5.50%	08/15/45	400	331,704
St. Joseph (County of) (Holy Cross Village at Notre Dame); Series 2006 A, Economic Development RB	6.00%	05/15/26	285	263,542
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Indiana—(continued)
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, Hospital RB (e)	5.80%	09/01/47	$400	$315,240

				1,313,874

Iowa—1.66%
Cass (County of) (Cass County Memorial Hospital); Series 2010 A, Hospital RB	7.25%	06/01/35	400	413,756
Iowa (State of) Finance Authority (Bethany Life Communities); Series 2006 A, Ref. Senior Housing RB	5.55%	11/01/41	1,000	797,420
Iowa (State of) Finance Authority (Madrid Home); Series 2007, Ref. Health Care Facility RB	5.90%	11/15/37	750	576,203
Orange City (City of); Series 2008, Ref. Hospital Capital Loan RN	5.60%	09/01/32	400	336,708

				2,124,087

Kansas—0.37%
Olathe (City of) (Catholic Care Campus, Inc.); Series 2006 A, Senior Living Facility RB	6.00%	11/15/38	560	478,262

Louisiana—2.01%
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (f)	5.25%	07/01/17	794	397,000
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.); Series 2009 A, RB	6.50%	08/01/29	400	412,480
Louisiana (State of) Public Facilities Authority (Lake Charles Memorial Hospital); Series 2007, Ref. Hospital RB (e)	6.38%	12/01/34	600	545,358
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	500	482,735
Tobacco Settlement Financing Corp.; Series 2001 B, Tobacco Settlement Asset-Backed RB	5.88%	05/15/39	800	739,776

				2,577,349

Maryland—1.34%
Harford (County of) Series 2011, Special Obligation Tax Allocation RB	7.50%	07/01/40	400	406,784
Maryland (State of) Health & Higher Educational Facilities Authority (King Farm Presbyterian Retirement Community); Series 2007 A, RB	5.30%	01/01/37	750	515,543
Maryland (State of) Health & Higher Educational Facilities Authority (Washington Christian Academy); Series 2006, RB (f)	5.50%	07/01/38	800	319,648
Maryland (State of) Industrial Development Financing Authority (Our Lady of Good Counsel High School Facility); Series 2005 A, Economic Development RB	6.00%	05/01/35	500	478,590

				1,720,565

Massachusetts—3.44%
Massachusetts (Commonwealth of); Series 2004 A, Ref. Limited Obligation RB (INS-AMBAC) (b)(c)	5.50%	08/01/30	390	460,535
Massachusetts (State of) Development Finance Agency (Linden Ponds Inc.); Series 2007 A, RB	5.75%	11/15/42	425	228,357
Massachusetts (State of) Development Finance Agency (Loomis Community); Series 1999 A, First Mortgage RB	5.75%	07/01/23	1,500	1,459,230
Massachusetts (State of) Development Finance Agency (The Groves in Lincoln); Series 2009 A, Senior Living Facilities RB	7.75%	06/01/39	400	398,412
Massachusetts (State of) Development Finance Agency (The New England Center For Children, Inc.); Series 1998, RB	5.88%	11/01/18	1,335	1,223,340
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.88%	01/01/41	400	408,260
Massachusetts (State of) Health & Educational Facilities Authority (Massachusetts Institute of Technology); Series 2002 K, RB (b)	5.50%	07/01/32	195	236,549

				4,414,683

Michigan—0.71%
Dearborn (City of) Economic Development Corp. (Henry Ford Village, Inc.); Series 2008, Ref. Limited Obligation RB	7.00%	11/15/28	500	472,155
Michigan (State of) Strategic Fund (The Dow Chemical Co.); Series 2003 A-1, Ref. Limited Obligation RB (a)(g)(h)	6.75%	06/02/14	400	443,520

				915,675

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota—2.36%
Bloomington (City of) Port Authority (Radisson Blu Moa LLC); Series 2010, Recovery Zone Facilities RB	9.00%	12/01/35	$400	$405,712
Brooklyn Park (City of) (Prairie Seeds Academy); Series 2009 A, Lease RB	9.25%	03/01/39	450	491,819
Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB	6.75%	11/15/32	600	652,218
North Oaks (City of) (Presbyterian Homes of North Oaks, Inc.); Series 2007, Senior Housing RB	6.13%	10/01/39	750	699,982
St. Paul (City of) Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. Tax Increment RB	6.25%	03/01/25	400	392,372
Winstead (City of) (St. Mary’s Care Center); Series 2010 A, Health Care RB	6.88%	09/01/42	400	381,012

				3,023,115

Mississippi—0.31%
Mississippi (State of) Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/22	400	398,128

Missouri—6.13%
Branson (City of) Regional Airport Transportation Development District; Series 2007 B, Airport RB (a)	6.00%	07/01/37	500	216,100
Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A, Special Assessment RB	5.50%	04/01/27	750	488,737
Des Peres (City of) (West County Center); Series 2002 A, Ref. Tax Increment Allocation RB	5.75%	04/15/20	2,000	1,911,560
Fenton (City of) (Gravois Bluffs); Series 2001, Ref. Improvement Tax Increment Allocation RB (g)(i)	7.00%	10/01/11	3,850	3,970,505
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 A, Retirement Community RB	8.25%	05/15/39	400	408,584
St. Louis (County of) Industrial Development Authority (Ranken-Jordan); Series 2007, Ref. Health Facilities RB	5.00%	11/15/22	250	221,693
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors); Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	750	652,365

				7,869,544

Nebraska—0.30%
Gage (County of) Hospital Authority No. 1 (Beatrice Community Hospital & Health Center); Series 2010 B, Health Care Facilities RB	6.75%	06/01/35	400	388,004

Nevada—1.71%
Director of the State of Nevada Department of Business & Industry (Las Vegas Monorail); Series 2000, Second Tier RB (f)	7.38%	01/01/40	1,000	1,750
Henderson (City of) Local Improvement District No. T-18; Series 2006, Special Assessment RB	5.30%	09/01/35	450	234,315
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment RB	8.00%	06/15/30	500	563,360
Mesquite (City of) Local Improvement (Anthem at Mesquite); Series 2007, Local Improvement Bonds	6.00%	08/01/23	985	844,401
Sparks (City of) Local Improvement Districts No. 3 (Legends at Sparks Marina); Series 2008, Limited Obligation Bonds	6.50%	09/01/20	560	546,286

				2,190,112

New Hampshire—0.83%
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/39	400	405,512
New Hampshire (State of) Housing Finance Authority; Series 1983 CAB, RB (CEP-FHA/VA) (c)(d)	0.00%	01/01/15	950	656,792

				1,062,304

New Jersey—4.94%
Essex (County of) Improvement Authority (Newark); Series 2010 A, Lease RB	6.25%	11/01/30	400	418,656
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, Special Facility RB (a)	6.25%	09/15/19	400	383,256
Series 1999, Special Facility RB (a)	6.40%	09/15/23	210	203,492
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Jersey—(continued)
New Jersey (State of) Economic Development Authority (Franciscan Oaks); Series 1997, First Mortgage RB	5.70%	10/01/17	$1,000	$964,920
New Jersey (State of) Economic Development Authority (Lions Gate); Series 2005 A, First Mortgage RB	5.88%	01/01/37	730	616,113
New Jersey (State of) Economic Development Authority (Seashore Gardens Living Center); Series 2006, First Mortgage RB	5.38%	11/01/36	700	505,183
New Jersey (State of) Economic Development Authority (The Presbyterian Home at Montgomery); Series 2001 A, First Mortgage RB	6.38%	11/01/31	1,000	857,970
New Jersey (State of) Economic Development Authority (United Methodist Homes of New Jersey Obligated Group); Series 1998, Ref. Economic Development RB	5.13%	07/01/25	2,000	1,676,940
New Jersey (State of) Health Care Facilities Financing Authority (Raritan Bay Medical Center); Series 1994, RB	7.25%	07/01/27	600	469,668
New Jersey (State of) Tobacco Settlement Financing Corp.; Series 2007 1-A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/41	380	243,253

				6,339,451

New Mexico—0.30%
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	6.13%	07/01/40	400	387,072

New York—4.19%
Brookhaven (Town of) Industrial Development Agency (The Woodcrest Estates Facility); Series 1998 A, Sr. Residential Housing RB (a)	6.38%	12/01/37	500	433,865
Brooklyn (City of) Arena Local Development Corp. (Barclays Center);
Series 2009, CAB RB (d)	0.00%	07/15/35	560	113,831
Series 2009, CAB RB (d)	0.00%	07/15/46	4,000	349,160
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2007 A, Continuing Care Retirement Community RB	6.50%	01/01/27	625	595,587
New York City (City of) Industrial Development Agency (7 World Trade Center, LLC); Series 2005 A, Liberty RB	6.50%	03/01/35	640	641,792
New York City (City of) Industrial Development Agency (Polytechnic University); Series 2007, Civic Facility Ref. RB (INS-ACA) (c)	5.25%	11/01/37	500	475,990
New York City (City of) Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority Liberty RB	6.38%	07/15/49	400	413,836
New York (City of) Liberty Development Corp. (National Sports Museum); Series 2006 A, Liberty RB (e)(f)	6.13%	02/15/19	1,000	10
New York (State of) Dormitory Authority (Orange Regional Medical Center); Series 2008, RB	6.25%	12/01/37	400	373,840
New York City (City of); Subseries 2008 L-5, VRD Unlimited Tax GO Bonds (j)	0.75%	04/01/35	500	500,000
Seneca (County of) Industrial Development Agency (Seneca Meadows, Inc.); Series 2005, Solid Waste Disposal RB (a)(e)(g)(h)	6.63%	10/01/13	400	400,028
Suffolk (County of) Industrial Development Agency (Medford Hamlet Assisted Living); Series 2005, Assisted Living Facility RB (a)	6.38%	01/01/39	1,440	1,077,595

				5,375,534

North Carolina—0.56%
North Carolina (State of) Medical Care Commission (Pennybyrn at Maryfield); Series 2005 A, Health Care Facilities RB	6.13%	10/01/35	400	317,672
North Carolina (State of) Medical Care Commission (Whitestone); Series 2011 A, First Mortgage Retirement Facilities RB	7.75%	03/01/41	400	400,332

				718,004

North Dakota—0.90%
Grand Forks (City of) (4000 Valley Square); Series 2006, Ref. Senior Housing RB	5.30%	12/01/34	1,500	1,150,140

Ohio—2.33%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 A, Healthcare RB	6.00%	11/01/38	600	497,094
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Healthcare & Independent Living Facilities RB	5.75%	05/15/27	850	749,929
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio—(continued)
Lorain (County of) Port Authority (U.S. Steel Corp. Project); Series 2010, Recovery Zone Facility RB	6.75%	12/01/40	$400	$405,396
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care MFH RB	6.63%	04/01/40	400	380,520
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	400	433,152
Toledo-Lucas (County of) Port Authority (Crocker Park Public Improvement); Series 2003, Special Assessment RB	5.38%	12/01/35	480	398,462
Tuscarawas (County of) (Twin City Hospital); Series 2007, Hospital Facilities RB (f)	6.35%	11/01/37	450	121,410

				2,985,963

Oklahoma—0.68%
Citizen Potawatomi Nation; Series 2004 A, Sr. Obligation Tax RB	6.50%	09/01/16	500	476,970
Tulsa (County of) Industrial Authority (Montereau, Inc.); Series 2010 A, Senior Living Community RB	7.25%	11/01/45	400	396,460

				873,430

Pennsylvania—4.78%
Allegheny (County of) Industrial Development Authority (Propel Charter School-Montour); Series 2010 A, Charter School RB	6.75%	08/15/35	400	354,344
Bucks (County of) Industrial Development Authority (Ann’s Choice, Inc. Facility); Series 2005 A, Retirement Community RB	6.13%	01/01/25	1,500	1,407,240
Chester (County of) Health & Education Facilities Authority (Jenner’s Pond, Inc.); Series 2002, Sr. Living Facility RB (g)(i)	7.63%	07/01/12	1,000	1,097,700
Harrisburg (City of) Authority (Harrisburg University of Science); Series 2007 B, University RB	6.00%	09/01/36	750	647,400
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	6.63%	12/01/30	400	404,976
Pennsylvania (State of) Intergovernmental Cooperation Authority (City of Philadelphia Funding Program); Series 2009, Ref. Special Tax RB (b)	5.00%	06/15/21	1,230	1,398,338
Washington (County of) Redevelopment Authority (Victory Centre Tanger Outlet Development); Series 2006 A, Tax Allocation RB (g)(h)	5.45%	07/01/35	995	827,671

				6,137,669

Puerto Rico—0.27%
Puerto Rico (Commonwealth of) Sales Tax Financing Corp.; Series 2010 A, Sales Tax CAB RB (d)	0.00%	08/01/34	1,600	349,936

South Carolina—1.58%
Georgetown (County of) (International Paper Co.); Series 2000 A, Ref. Environmental Improvement RB	5.95%	03/15/14	300	324,537
Myrtle Beach (City of) (Myrtle Beach Air Force Base); Series 2006 A, Tax Increment RB	5.30%	10/01/35	1,250	886,437
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2007 A, RB	6.00%	11/15/37	625	249,813
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.30%	10/01/36	750	567,960

				2,028,747

Tennessee—2.06%
Johnson (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/31	800	735,272
Shelby (County of) Health Educational & Housing Facilities Board (The Village at Germantown);
Series 2003 A, Residential Care Facility Mortgage RB	7.25%	12/01/34	750	691,185
Series 2006, Residential Care Facility Mortgage RB	6.25%	12/01/34	475	392,070
Shelby (County of) Health Educational & Housing Facilities Board (Trezevant Manor); Series 2006 A, RB	5.75%	09/01/37	500	421,135
Trenton (City of) Health & Educational Facilities Board (RHA/Trenton MR, Inc.); Series 2009, RB	9.25%	04/01/39	400	404,696

				2,644,358

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—9.34%
Alliance Airport Authority Inc. (American Airlines Inc.); Series 2007, Ref. Special Facilities RB (a)	5.25%	12/01/29	$400	$266,032
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (a)	4.85%	04/01/21	500	516,130
Austin (City of) Convention Enterprises, Inc.; Series 2006 B, Ref. Convention Center Hotel Second Tier RB (e)	5.75%	01/01/34	600	499,920
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	400	400,636
Clifton Higher Education Finance Corp. (Uplift Education); Series 2010 A, Education RB	6.25%	12/01/45	400	356,892
Decatur (City of) Hospital Authority (Wise Regional Health System); Series 2004 A, Hospital RB	7.13%	09/01/34	700	673,659
HFDC of Central Texas, Inc. (Legacy at Willow Bend); Series 2006 A, Retirement Facilities RB	5.75%	11/01/36	400	318,352
HFDC of Central Texas, Inc. (Sears Tyler Methodist); Series 2009 A, RB	7.75%	11/15/44	400	375,428
Houston (City of) (Continental Airlines, Inc. Terminal E);
Series 2001 E, Airport System Special Facilities RB (a)	6.75%	07/01/21	425	419,785
Series 2001 E, Airport System Special Facilities RB (a)	6.75%	07/01/29	215	210,378
Houston (City of) Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011 A, Higher Education RB	6.88%	05/15/41	400	409,292
Love Field Airport Modernization Corp. (Southwest Airlines Co. — Love Field Modernization Program); Series 2010, Special Facilities RB	5.25%	11/01/40	400	361,768
Lubbock (City of) Health Facilities Development Corp. (Carillon); Series 2005 A, Ref. First Mortgage RB	6.50%	07/01/26	875	795,952
North Texas Tollway Authority; Series 2008 A, First Tier RB (INS-BHAC-CR) (b)(c)	5.75%	01/01/48	1,200	1,254,348
Tarrant (County of) Cultural Education Facilities Finance Corp. (Mirador); Series 2010 A, Retirement Facility RB	8.13%	11/15/39	600	592,620
Tarrant (County of) Cultural Education Facilities Finance Corp. (Northwest Senior Housing Corp.-Edgemere); Series 2006 A, Retirement Facilities RB	6.00%	11/15/36	450	414,315
Texas (State of) Department of Housing & Community Affairs; Series 2007 B, Single Family Mortgage RB (INS- GNMA/FNMA/FHLMC) (a)(b)(c)	5.15%	09/01/27	2,507	2,517,304
Texas (State of) Public Finance Authority Charter School Finance Corp. (Odyssey Academy, Inc.); Series 2010 A, Educational RB	7.13%	02/15/40	400	396,464
Texas (State of) Turnpike Authority; Series 2002, CAB RB (INS-AMBAC) (c)(d)	0.00%	08/15/33	1,665	392,041
Texas (State of) Private Activity Bond Surface Transportation Corp. (North Transit Express Mobility); Series 2009, Sr. Lien RB	6.88%	12/31/39	400	420,448
Travis (County of) Health Facilities Development Corp. (Westminster Manor); Series 2010, RB	7.00%	11/01/30	400	399,968

				11,991,732

Utah—1.05%
Emery (County of) (Pacificorp); Series 1996, Environmental Improvement RB (a)	6.15%	09/01/30	1,000	982,080
Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy); Series 2010, Charter School RB	6.38%	07/15/40	400	359,300

				1,341,380

Virginia—0.90%
Peninsula Town Center Community Development Authority; Series 2007, Special Obligation RB	6.45%	09/01/37	695	635,334
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2009, RB (e)	9.00%	07/01/39	500	524,425

				1,159,759

Washington—1.56%
King (County of) Public Hospital District No. 4 (Snoqualime Valley Hospital); Series 2009, Ref. Improvement Limited Tax GO Bonds	7.25%	12/01/38	400	404,780
Seattle (Port of) Industrial Development Corp. (Northwest Airlines, Inc.); Series 2001, Special Facilities RB (a)	7.25%	04/01/30	650	636,532
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2009, RB	7.00%	07/01/39	400	411,128
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washington—(continued)
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB	7.38%	03/01/38	$500	$545,280

				1,997,720

West Virginia—0.60%
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, Hospital RB	6.50%	10/01/38	825	767,407

Wisconsin—0.80%
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.38%	02/15/29	600	637,194
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch); Series 2011 A, Continuing Care Retirement Community RB	8.25%	06/01/46	400	392,152

				1,029,346

Wyoming—0.55%
Uinta (County of) (Chevron U.S.A. Inc.); Series 1993, Ref. VRD PCR (j)	0.08%	08/15/20	700	700,000

TOTAL INVESTMENTS(k) —104.75% (Cost $146,580,707)				134,429,289

Floating Rate Note Obligations—(6.63)%
Notes with interest rates ranging from 0.18% to 0.32% at 05/31/11 and contractual maturities of collateral ranging from 06/15/21 to 06/15/50 (See Note 1D) (l)				(8,505,000)

OTHER ASSETS LESS LIABILITIES—1.88%				2,404,970

NET ASSETS—100.00%				$128,329,259

Investment Abbreviations:

ACA	— ACA Financial Guaranty Corp.

AGM	— Assured Guaranty Municipal Corp.

AMBAC	— American Municipal Bond Assurance Corp. (AMBAC filed for bankruptcy on November 8, 2010)

BHAC	— Berkshire Hathaway Assurance Corp.

CAB	— Capital Appreciation Bonds

CEP	— Credit Enhancement Provider

COP	— Certificates of Participation

CR	— Custodial Receipts

FHA	— Federal Housing Administration

FHLMC	— Federal Home Loan Mortgage Corp.

FNMA	— Federal National Mortgage Association

GNMA	— Government National Mortgage Association

GO	— General Obligation

IDR	— Industrial Development Revenue Bonds

INS	— Insurer

MFH	— Multi-Family Housing

PCR	— Pollution Control Revenue Bonds

RB	— Revenue Bonds

Ref.	— Refunding

RN	— Revenue Notes

SGI	— Syncora Guarantee, Inc.

Sr.	— Senior

Sub.	— Subordinated

VA	— Department of Veterans Affairs

VRD	— Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

Notes to Schedule of Investments:

(a)	Security subject to the alternative minimum tax.

(b)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.

(c)	Principal and/or interest payments are secured by the bond insurance company listed.

(d)	Zero coupon bond issued at a discount.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2011 was $3,547,576, which represented 2.76% of the Trust’s Net Assets.

(f)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2011 was $1,804,350, which represented 1.41% of the Trust’s Net Assets

(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(i)	Advance refunded.

(j)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

(l)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2011. At May 31, 2011, the Trust’s investments with a value of $15,782,793 are held by Dealer Trusts and serve as collateral for the $8,505,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such
Invesco Municipal Income Opportunities Trust

transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
     The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
     The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
E.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
     Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities,
Invesco Municipal Income Opportunities Trust

interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$134,429,289	$—	$134,429,289

NOTE 3 — Investment Securities
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$3,188,237
Aggregate unrealized (depreciation) of investment securities	(15,069,679)

Net unrealized appreciation (depreciation) of investment securities	$(11,881,442)

Cost of investments for tax purposes is $146,310,731.
Invesco Municipal Income Opportunities Trust

Item 2. Controls and Procedures.
(a)	As of June 10, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 10, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Municipal Income Opportunities Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 29, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 29, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: July 29, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.